UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/ Jonathan Litt     Greenwich, CT     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $93,734 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100      755    17200 SH
AMERICAN TOWER CORP NEW        COM              03027X100     4976    69700 SH
APARTMENT INVT & MGMT CO       CL A             03748R101     5286   203400 SH
AVALONBAY CMNTYS INC           COM              053484101     2720    20000 SH
BOSTON PROPERTIES INC          COM              101121101     2732    24700 SH
BRE PROPERTIES INC             CL A             05564E106     3426    73068 SH
BROOKFIELD OFFICE PPTYS INC    COM              112900105      856    51700 SH
CAMDEN PPTY TR                 SH BEN INT       133131102      464     7200 SH
CBL & ASSOC PPTYS INC          COM              124830100     3897   182600 SH
DIAMONDROCK HOSPITALITY CO     COM              252784301      442    45900 SH
DIGITAL RLTY TR INC            COM              253868103     5288    75700 SH
DOUGLAS EMMETT INC             COM              25960P109      828    35900 SH
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106      384    15300 SH
EASTGROUP PPTY INC             COM              277276101      404     7600 SH
EQUITY RESIDENTIAL             SH BEN INT       29476L107      794    13800 SH
ESSEX PPTY TR INC              COM              297178105     4432    29900 SH
EXTRA SPACE STORAGE INC        COM              30225T102     4469   134400 SH
HEALTH CARE REIT INC           COM              42217K106      388     6800 SH
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      289    12400 SH
HYATT HOTELS CORP              COM CL A         448579102     3011    75000 SH
KILROY RLTY CORP               COM              49427F108     3318    74100 SH
LAS VEGAS SANDS CORP           COM              517834107     9286   200250 SH
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      734    27500 SH
MACERICH CO                    COM              554382101      744    13000 SH
PROLOGIS INC                   COM              74340W103     4165   118900 SH
PUBLIC STORAGE                 COM              74460D109      376     2700 SH
SBA COMMUNICATIONS CORP        COM              78388J106     6479   102999 SH
SIMON PPTY GROUP INC NEW       COM              828806109     5268    34700 SH
SL GREEN RLTY CORP             COM              78440X101     4180    52200 SH
TANGER FACTORY OUTLET CTRS I   COM              875465106     5073   156900 SH
TAUBMAN CTRS INC               COM              876664103     4274    55700 SH
WASTE MGMT INC DEL             COM              94106L109      648    20200 SH
WYNN RESORTS LTD               COM              983134107     3348    29000 SH